INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

10.   INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	As of	As of
	December 31,	December 31,
	2023	2024
	US$	US$
Cost:
Computer software	3,584	3,513
License agreement	22,252	22,252
Internet domain name	150	150
Brand name	12,710	12,711
Strategic contract	10,010	20,461
Unpatented technology	3,633	3,633
	52,339	62,720
Accumulated amortization:
Computer software	(3,046)	(2,989)
License agreement	(5,470)	(5,470)
Internet domain name	(40)	(55)
Brand name	(3,116)	(3,108)
Strategic contract	(2,471)	(2,640)
Unpatented technology	(1,716)	(2,927)
	(15,859)	(17,189)
Impairment*:
Computer software	(524)	(524)
License agreement	(16,782)	(16,782)
Brand name	(9,602)	(9,602)
Strategic Contract	(7,539)	(7,539)
	(34,447)	(34,447)
Intangible assets, net	2,033	11,084

*     During the year ended December 31, 2022, the Group recorded impairment of US$7,539 for the strategy contract of Asgard for continuing operations. There was no impairment for the year ended December 31, 2023 and 2024.

Amortization expenses from continuing operations for the years ended December 31, 2022, 2023 and 2024 were approximately US$3,268, US$1,252 and US$1,387, respectively. Amortization expenses from discontinued operations were approximately US$5,864, US$6 and US$1 for the years ended December 31, 2022, 2023 and 2024, respectively. Annual estimated amortization expense for each of the five succeeding years is as follows:

US$

2025	3,782
2026	3,074
2027	3,074
2028	1,119
2029 and thereafter	35
Total	11,084